Preferred Shares (Details Narrative) - USD ($)					3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 23, 2020	Jul. 17, 2020	Jun. 07, 2004	Jun. 15, 1998	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
Preferred stock, shares authorized						50,000,000	50,000,000
Debt instrument converted shares	1,785,000
Number of shares issued			5,907,000	5,375,000
Number of shares issued, value
License Agreement [Member]
Common stock, percentage		95.00%
Series A 3% Convertible Preferred Stock [Member]
Preferred stock, shares authorized						100,000
Debt instrument conversion percentage						9.99%
Debt instrument converted shares						3,420
Diluted shares						360,000,000
Series A 3% Convertible Preferred Stock [Member] | License Agreement [Member]
Number of shares issued		92,999
Number of shares issued, value		$ 168,116
Common stock, percentage		49.00%
Common stock shares, description		The acquisition cost was derived using the current market price of $0.04 x 95% of the number of the issued and outstanding shares of the Company at the time (18,057,565) x 50% of the value. (See Note 6).
Series A 3% Convertible Preferred Stock [Member] | License Agreement [Member] | Casa Zeta-Jones Brand [Member]
Number of shares issued, value		$ 343,094
Series B Super Voting Preferred Stock [Member]
Preferred stock, shares authorized						10,000
Debt instrument conversion percentage						51.00%
Series B Super Voting Preferred Stock [Member] | License Agreement [Member]
Number of shares issued		10,000
Number of shares issued, value		$ 174,978
Common stock, percentage		51.00%
Voting rights		Series B Super Voting Preferred Stock is entitled to 51% voting rights no matter how many shares of common stock or other voting stock of the Company are issued or outstanding and shall always have the majority control of the Company.
Series B Super Voting Preferred Stock [Member] | License Agreement [Member] | Casa Zeta-Jones Brand [Member]
Number of shares issued, value		$ 343,094
Series C 2% Convertible Preferred Stock [Member]
Preferred stock, shares authorized						10,000
Debt instrument conversion percentage						9.99%
Debt instrument converted shares						100
Number of shares issued